Significant Accounting Policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Recently issued accounting pronouncements
Right-of-use assets	$ 8,136				¥ 56,638
Lease liability					55,095
Accumulated deficit	(315,853)		¥ (2,094,482)		¥ (2,198,902)
Selling and marketing expense	$ 113,849	¥ 792,591	¥ 731,233	¥ 657,065
Restatement | ASU 2016-02
Recently issued accounting pronouncements
Right-of-use assets						¥ 55,849
Lease liability						¥ 54,195